Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement of comprehensive income [abstract]
Profit after tax	$ 132,101	$ 102,617	$ 116,769
Items that will not be reclassified to profit or loss:
Pension adjustment, net of tax	1,146	(1,164)	(610)
Items that will be reclassified subsequently to profit or loss:
Current period gain	9,395	2,684	8,717
Net change in time value of option contracts designated as cash flow hedges	647	(1,204)	(2,919)
Reclassification to profit or loss	(3,327)	(3,555)	(13,409)
Foreign currency translation (loss) /gain	(28,309)	36,713	(42,196)
Income tax (expense)/benefit relating to above	(2,698)	(1,089)	2,939
Other comprehensive income/(loss), net of taxes - Items that will be reclassified subsequently to profit or loss	(24,292)	33,549	(46,868)
Total other comprehensive (loss)/income, net of taxes	(23,146)	32,385	(47,478)
Total comprehensive income	$ 108,955	$ 135,002	$ 69,291